Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Schedule of related party transactions
	Year ended December 31,
	2014	2015
Balance Sheet
Due from a related party, non-current	117,219	-
Due from related party, non-current - Total	117,219	-

Due to related parties	11,287	-
Due to related parties - Total	11,287	-

Advances for drilling units under construction and related costs	$1,546	$394
Drilling units, machinery and equipment, net	$2,885	$2,961

	Year ended December 31,
Statement of Operations	2013	2014	2015
Service Revenue, net	10,786	16,826	16,524
General and administrative expenses	27,181	32,660	7,409
Interest income	$-	$1,164	$6,024
Amortization and write - off of financing fees	$-	$-	$2,781